Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	600,000,000	600,000,000
Ordinary shares, shares issued (in Shares)	13,660,000	13,660,000
Ordinary shares, shares outstanding (in Shares)	13,660,000	13,660,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	4,640,000	4,640,000
Ordinary shares, shares outstanding (in Shares)	4,640,000	4,640,000